Selling and Administrative Expenses - Summary of Selling and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Salaries	₩ 5,471,459	₩ 5,397,682	₩ 5,278,637
Welfare and benefit expense	695,839	725,998	639,390
Insurance expense	127,507	122,453	103,308
Depreciation	12,301,131	11,771,324	11,369,496
Amortization of intangible assets	156,160	166,161	170,466
Bad debt expense	23,634	17,968	20,648
Commission	771,947	717,559	744,322
Advertising expense	44,291	38,782	37,720
Training expense	22,140	18,206	18,108
Vehicle maintenance expense	21,024	17,001	16,596
Publishing expense	6,746	6,878	7,201
Business promotion expense	6,538	7,299	7,334
Rent expense	234,119	237,884	227,410
Telecommunication expense	17,622	19,528	18,647
Transportation expense	114,857	54,235	11,369
Taxes and dues	676,497	622,826	555,031
Expendable supplies expense	56,776	50,466	44,995
Water, light and heating expense	77,952	55,376	42,958
Repairs and maintenance expense	2,739,424	2,617,995	2,544,901
Ordinary development expense	727,810	689,397	700,642
Travel expense	95,061	78,202	71,689
Clothing expense	21,822	18,534	22,950
Survey and analysis expense	5,448	4,881	4,572
Membership fee	18,381	9,823	14,404
Disclosure - Other selling and administrative expenses
General and administrative expenses	3,009,422	2,875,796	2,678,443
Selling and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Salaries	1,142,360	1,121,188	1,095,183
Retirement benefit expense	109,758	113,127	103,967
Welfare and benefit expense	155,781	155,558	155,071
Insurance expense	20,835	17,909	10,178
Depreciation	244,676	219,427	218,103
Amortization of intangible assets	85,661	91,428	87,086
Bad debt expense	23,634	17,968	20,648
Commission	420,390	410,287	368,275
Advertising expense	33,739	29,230	29,559
Training expense	7,327	4,923	5,196
Vehicle maintenance expense	10,749	8,849	9,435
Publishing expense	3,732	3,568	3,677
Business promotion expense	3,198	3,522	3,614
Rent expense	47,680	43,650	36,337
Telecommunication expense	7,945	8,569	8,686
Transportation expense	1,012	870	1,007
Taxes and dues	122,177	93,446	62,828
Expendable supplies expense	9,617	9,052	8,029
Water, light and heating expense	17,950	12,351	11,749
Repairs and maintenance expense	152,449	123,134	79,185
Ordinary development expense	213,932	213,936	197,436
Travel expense	16,062	11,099	10,793
Clothing expense	13,044	10,540	14,834
Survey and analysis expense	1,126	889	826
Membership fee	1,469	1,331	1,274
Disclosure - Other selling and administrative expenses
Accommodation development expenses	56,038	57,815	30,889
Miscellaneous wages	31,910	47,221	45,887
Litigation and filing expenses	14,876	16,383	19,341
Compensation for damages	3,116	3,303	8,374
Outsourcing expenses	3,635	3,799	3,610
Reward expenses	2,740	3,006	3,228
Overseas market development expenses	1,376	1,192	1,218
Others	29,428	17,226	22,920
Others	143,119	149,945	135,467
General and administrative expenses	₩ 3,009,422	₩ 2,875,796	₩ 2,678,443